EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 27, 2013 (Accession No. 0001193125-13-080238), to the Prospectus dated May 1, 2012, as revised February 8, 2013, for the Class IB and K shares of EQ/PIMCO Global Real Return and EQ/PIMCO Real Estate Portfolio, each a series of EQ Advisors Trust.